Leases (Details) - Schedule of Profit or Loss Shows the Following Amounts Relating to Leases - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Amounts Recognized in Profit or Loss Relating Leases [Abstract]
Depreciation of right-of-use assets	$ 64,409	$ 36,366	$ 56,707
Interest expense	4,565	2,285	1,299
Expenses relating to short-term leases (included in general and administration expenses)	68,634	79,309	87,131
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)